Contract liability	12 Months Ended
Dec. 31, 2024
Contract liabilities [abstract]
Contract liability	Contract liability
During 2024 the Company concluded the revenue recognition of the upfront fee accounted for in the year 2021 under the Novartis Radioligand Agreement. With the amount of TCHF 4,333 recognized during 2024 there is no remaining balance as of December 31, 2024.
The table below presents the movement on the contract liability:

	Contract liability at January 1,	Additions	Recognized as revenue	Contract liability at December 31,
in CHF thousands	2024			2024
Novartis	4,333	—	(4,333)	—
Balance	4,333	—	(4,333)	—

	Contract liability at January 1,	Additions	Recognized as revenue	Contract liability at December 31,
in CHF thousands	2023			2023
Novartis	10,046	—	(5,713)	4,333
Balance	10,046	—	(5,713)	4,333